UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2019

Date of reporting period:  October 31, 2018

Item 1. Reports to Stockholders.

LOGAN CAPITAL FUNDS

Logan Capital Large Cap Growth Fund

Semi-Annual Report
October 31, 2018

Logan Capital Large Cap Growth Fund

Table of Contents

Sector Allocation of Portfolio Assets	3
Schedule of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to the Financial Statements	14
Expense Example	25
Notice to Shareholders	27
Privacy Notice	28

Logan Capital Large Cap Growth Fund

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at October 31, 2018 (Unaudited)

Percentages represent market value as a percentage of net assets.

Note: For presentation purposes, the Fund has grouped some of the industry categories.  For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Logan Capital Large Cap Growth Fund

SCHEDULE OF INVESTMENTS
at October 31, 2018 (Unaudited)

COMMON STOCKS – 98.36%	Shares	Value
Communication Services – 13.06%
Alphabet, Inc. – Class A (a)	413	$450,410
Alphabet, Inc. – Class C (a)	413	444,706
Electronic Arts, Inc. (a)	6,829	621,302
Facebook, Inc. (a)	5,823	883,873
Netflix, Inc. (a)	5,155	1,555,676
		3,955,967
Consumer Discretionary – 18.50%
Amazon.com, Inc. (a)	1,154	1,844,103
Dick’s Sporting Goods, Inc.	12,908	456,556
Foot Locker, Inc.	8,508	401,067
Hanesbrands, Inc.	23,807	408,528
Home Depot, Inc.	4,268	750,656
Nike, Inc.	6,143	460,971
Starbucks Corp.	11,048	643,767
Williams-Sonoma, Inc.	10,753	638,513
		5,604,161
Consumer Staples – 8.27%
Constellation Brands, Inc.	3,300	657,459
Estee Lauder Companies, Inc.	6,150	845,256
Monster Beverage Corp. (a)	14,590	771,082
Spectrum Brands Holdings, Inc.	3,575	232,196
		2,505,993
Financials – 0.53%
S&P Global, Inc.	875	159,530

Health Care – 11.52%
Agilent Technologies, Inc.	5,390	349,218
Align Technology, Inc. (a)	5,023	1,111,088
Celgene Corp. (a)	4,312	308,739
Mettler-Toledo International, Inc. (a)	1,142	624,468
Waters Corp. (a)	3,050	578,555
Zoetis, Inc.	5,726	516,199
		3,488,267

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Continued)
at October 31, 2018 (Unaudited)

COMMON STOCKS – 98.36% (Continued)	Shares	Value
Industrials – 9.53%
Acuity Brands, Inc.	2,292	$287,967
Cintas Corp.	2,793	507,963
Insperity, Inc.	4,315	474,003
Nordson Corp.	3,210	393,771
United Rentals, Inc. (a)	2,605	312,782
Verisk Analytics, Inc. (a)	5,927	710,292
WABCO Holdings, Inc. (a)	1,847	198,460
		2,885,238
Information Technology – 35.42%
Adobe Systems, Inc. (a)	1,100	270,336
Alliance Data Systems Corp.	1,358	279,992
Amphenol Corp.	12,784	1,144,168
Apple, Inc.	8,923	1,952,888
Broadcom, Inc.	5,137	1,148,068
Cognizant Technology Solutions – Class A	7,943	548,305
EPAM Systems, Inc. (a)	2,475	295,688
Fiserv, Inc. (a)	8,216	651,529
FleetCor Technologies, Inc. (a)	3,010	602,090
Global Payments, Inc.	11,265	1,286,801
IPG Photonics Corp. (a)	2,681	358,048
MasterCard, Inc.	7,767	1,535,303
Paycom Software, Inc. (a)	3,206	401,391
Trimble, Inc. (a)	6,768	252,988
		10,727,595
Materials – 1.53%
Sherwin-Williams Co.	1,178	463,508
TOTAL COMMON STOCKS
(Cost $16,509,573)		29,790,259

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Continued)
at October 31, 2018 (Unaudited)

SHORT-TERM INVESTMENTS – 1.81%	Shares	Value
Fidelity Government Portfolio – Class I, 2.06% (b)	549,319	$549,319
TOTAL SHORT-TERM INVESTMENTS
(Cost $549,319)		549,319
TOTAL INVESTMENTS
(Cost $17,058,892) – 100.17%		30,339,578
Liabilities in Excess of Other Assets – (0.17)%		(52,192)
TOTAL NET ASSETS – 100.00%		$30,287,386

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the fund’s 7-day yield as of October 31, 2018

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by Logan Capital Management, Inc.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

STATEMENT OF ASSETS AND LIABILITIES
at October 31, 2018 (Unaudited)

Assets:
Investments, at value (cost $17,058,892)	$30,339,578
Receivables:
Dividends and interest	10,682
Prepaid expenses	9,955
Total assets	30,360,215

Liabilities:
Payables:
Administration fee	22,061
Advisory fee	14,934
Audit fees	10,990
Transfer agent fees and expenses	8,962
12b-1 distribution fees	8,397
Shareholder reporting	2,882
Compliance expense	2,288
Custody fees	1,149
Accrued expenses and other payables	1,166
Total liabilities	72,829
Net assets	$30,287,386

Net assets consist of:
Paid-in capital	$16,433,342
Total distributable earnings	13,854,044
Net assets	$30,287,386

Investor Class:
Net assets applicable to outstanding Investor Class shares	$9,297,864
Shares issued (unlimited number of beneficial
interest authorized, $0.01 par value)	426,758
Net asset value, offering price and redemption price per share(1)	$21.79

Institutional Class:
Net assets applicable to outstanding Institutional Class shares	$20,989,522
Shares issued (unlimited number of beneficial
interest authorized, $0.01 par value)	948,493
Net asset value, offering price and redemption price per share(1)	$22.13

(1)	A redemption fee of 1.00% is assessed against shares redeemed within 180 days of purchase.

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 2018 (Unaudited)

Investment income:
Dividends (Net of foreign taxes withheld of $0)	$117,097
Interest	4,797
Total investment income	121,894

Expenses:
Investment advisory fees (Note 5)	106,930
Administration fees (Note 5)	43,435
Transfer agent fees and expenses (Note 5)	20,393
12b-1 distribution fees – Investor Class (Note 6)	12,435
Audit fees	10,990
Trustees’ fees and expenses	6,837
Federal and state registration fees	6,015
Compliance expense (Note 5)	4,537
Custody fees (Note 5)	2,948
Reports to shareholders	2,836
Legal fees	2,772
Insurance expense	934
Other	5,259
Total expenses before advisory fee waiver	226,321
Less: advisory fee waiver (Note 5)	(9,897)
Net expenses	216,424
Net investment loss	(94,530)

Realized and unrealized gain/(loss) on investments:
Net realized gain on transaction on investments	232,465
Net change in unrealized appreciation on investments	(385,734)
Net realized and unrealized loss on investments	(153,269)
Net decrease in net assets resulting from operations	$(247,799)

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2018	Year Ended
	(Unaudited)	April 30, 2018
Operations:
Net investment loss	$(94,530)	$(149,604)
Net realized gain on investments	232,465	1,062,011
Net change in unrealized appreciation/
(depreciation) on investments	(385,734)	3,993,116
Net increase/(decrease) in net assets
resulting from operations	(247,799)	4,905,523

Capital Share Transactions:
Proceeds from shares sold
Investor Class shares	738,672	2,290,665
Institutional Class shares	—	—
Cost of shares redeemed
Investor Class shares	(314,735)	(715,136)
Institutional Class shares	—	—
Redemption fees retained
Investor Class shares	466	—
Institutional Class shares	—	—
Net increase in net assets from
capital share transactions	424,403	1,575,529
Total increase in net assets	176,604	6,481,052

Net Assets:
Beginning of period	30,110,782	23,629,730
End of period	$30,287,386	$30,110,782 (1)

Changes in Shares Outstanding:
Shares sold
Investor Class shares	31,528	108,788
Institutional Class shares	—	—
Shares redeemed
Investor Class shares	(13,087)	(33,179)
Institutional Class shares	—	—
Net increase in shares outstanding	18,441	75,609

(1)	Includes accumulated net investment loss of $(64,595).

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Investor Class

	Six Months Ended
	October 31, 2018
	(Unaudited)
Net Asset Value – Beginning of Period	$21.97

Income from Investment Operations:
Net investment loss	(0.08)
Net realized and unrealized gain/(loss) on investments	(0.10)
Total from investment operations	(0.18)

Less Distributions:
Distributions from net realized gains	—
Total distributions	—
Redemption fees~	0.00
Net Asset Value – End of Period	$21.79

Total Return	-0.82	%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$9,298
Ratio of expenses to average net assets:
Before reimbursements	1.55	%^
After reimbursements	1.49	%^
Ratio of net investment loss to average net assets:
Before reimbursements	(0.81	)%^
After reimbursements	(0.75	)%^
Portfolio turnover rate	2	%+

~	Amount is less than $0.01.
+	Not annualized.
^	Annualized.
*	Effective August 28, 2016, the advisor contractually agreed to lower the net annual operating expense limit to 1.49%.

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

FINANCIAL HIGHLIGHTS (Continued)

Year Ended April 30,
2018	2017	2016	2015	2014
$18.27	$15.15	$15.79	$13.64	$11.34

(0.10)	(0.16)	(0.13)	(0.12)	(0.07)
3.80	3.28	(0.40)	2.43	2.37
3.70	3.12	(0.53)	2.31	2.30

—	—	(0.11)	(0.16)	—
—	—	(0.11)	(0.16)	—
0.00	0.00	0.00	0.00	0.00
$21.97	$18.27	$15.15	$15.79	$13.64

20.25%	20.59%	-3.38%	17.04%	20.28%

$8,971	$6,078	$5,319	$4,984	$4,143

1.56%	1.76%	1.75%	1.89%	2.35%
1.41%	1.49%*	1.50%	1.50%	1.50%

(0.82)%	(1.10)%	(1.16)%	(1.23)%	(1.58)%
(0.67)%	(0.83)%	(0.91)%	(0.84)%	(0.73)%
8%	9%	14%	28%	15%

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

FINANCIAL HIGHLIGHTS (Continued)

For a share outstanding throughout each period.

Institutional Class

	Six Months Ended
	October 31, 2018
	(Unaudited)
Net Asset Value – Beginning of Period	$22.29

Income from Investment Operations:
Net investment loss	(0.06)
Net realized and unrealized gain/(loss) on investments	(0.10)
Total from investment operations	(0.16)

Less Distributions:
Distributions from net realized gains	—
Total distributions	—
Net Asset Value – End of Period	$22.13

Total Return	-0.72	%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$20,989
Ratio of expenses to average net assets:
Before reimbursements	1.30	%^
After reimbursements	1.24	%^
Ratio of net investment loss to average net assets:
Before reimbursements	(0.56	)%^
After reimbursements	(0.50	)%^
Portfolio turnover rate	2	%+

+	Not annualized.
^	Annualized.
*	Effective August 28, 2016, the advisor contractually agreed to lower the net annual operating expense limit to 1.24%.

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

FINANCIAL HIGHLIGHTS (Continued)

Year Ended April 30,
2018	2017	2016	2015	2014
$18.50	$15.30	$15.92	$13.71	$11.38

(0.10)	(0.10)	(0.10)	(0.08)	(0.05)
3.89	3.30	(0.41)	2.45	2.38
3.79	3.20	(0.51)	2.37	2.33

—	—	(0.11)	(0.16)	—
—	—	(0.11)	(0.16)	—
$22.29	$18.50	$15.30	$15.92	$13.71

20.49%	20.92%	-3.23%	17.39%	20.47%

$21,140	$17,551	$17,475	$16,571	$12,282

1.39%	1.51%	1.50%	1.64%	2.13%
1.24%	1.24%*	1.25%	1.25%	1.25%

(0.65)%	(0.85)%	(0.91)%	(0.98)%	(1.36)%
(0.50)%	(0.58)%	(0.66)%	(0.59)%	(0.48)%
8%	9%	14%	28%	15%

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS
October 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

The Logan Capital Large Cap Growth Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.  The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The investment objective of the Fund is long-term capital appreciation.  The Fund commenced operations on June 28, 2012 and offers Investor Class and Institutional Class shares.  Each class of shares differs principally in its respective distribution expenses and sales charges, if any.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Logan Capital Large Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2018 (Unaudited)

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund’s shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds proportionately based on allocation methods approved by the Board of Trustees (the “Board”).  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.
Redemption Fees:  The Fund charges a 1% redemption fee to shareholders who redeem shares held for 180 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital. The Logan Capital Large Cap Growth Fund Investor Class and Institutional Class retained redemption fees of $466 and $0, respectively, during the six months ended October 31, 2018.

F.
Options Transactions:  The Fund may utilize options for hedging purposes as well as direct investment.  Some options strategies, including buying puts, tend to hedge the Fund’s investments against price fluctuations.  Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure.  Options contracts may be combined with each other in order to adjust the risk and return characteristics of the Fund’s overall strategy in a manner deemed appropriate to the Advisor and consistent with the Fund’s investment objective and policies.  When a call or put option is written, an amount equal to the premium received is recorded as a liability.  The liability is marked-to-market daily to reflect the current fair value of the written option.  When a written option expires, a gain is realized in the amount of the premium originally received.  If a closing purchase

Logan Capital Large Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2018 (Unaudited)

contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction.  If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Fund since the options are covered or secured, which means that the Fund will own the underlying security or, to the extent they do not hold such a portfolio, will maintain a segregated account with the Fund’s custodian consisting of high quality liquid debt obligations equal to the market value of the option, marked-to-market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract.  If an option purchased expires, a loss is realized in the amount of the cost of the option contract.  If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option.  If a purchased put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid.  If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

G.
Leverage and Short Sales:  The Fund may use leverage in connection with its investment activities and may affect short sales of securities.  Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.

A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.  With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short.  In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any

Logan Capital Large Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2018 (Unaudited)

collateral deposited with the Fund’s broker (not including the proceeds from the short sales).  The Fund may be required to add to the segregated account as the market price of a shorted security increases.  As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.

H.
Mutual Fund and ETF Trading Risk:  The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as ETFs.  ETFs are investment companies that are bought and sold on a national securities exchange.  Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios.  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds.  Also, both mutual funds and ETFs have management fees that are part of their costs, and the Fund will indirectly bear their proportionate share of the costs.

I.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

J.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of October 31, 2018, management considered the impact of subsequent events for the potential recognition or disclosure in the financial statements. Refer to Note 10 for more information about a subsequent event.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Logan Capital Large Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2018 (Unaudited)

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies:  Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy.

Exchange-Traded Notes:  Investments in exchange-traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in level 1 of the fair value hierarchy.

Derivative Instruments:  Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following

Logan Capital Large Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2018 (Unaudited)

procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$3,955,967	$—	$—	$3,955,967
Consumer Discretionary	5,604,161	—	—	5,604,161
Consumer Staples	2,505,993	—	—	2,505,993
Financials	159,530	—	—	159,530
Health Care	3,488,267	—	—	3,488,267
Industrials	2,885,238	—	—	2,885,238
Information Technology	10,727,595	—	—	10,727,595
Materials	463,508	—	—	463,508
Total Common Stock	29,790,259	—	—	29,790,259
Short-Term Investments	549,319	—	—	549,319
Total Investments in Securities	$30,339,578	$—	$—	$30,339,578

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.  Transfers between levels are recognized at the end of the reporting period.  During the six months ended October 31, 2018, the Fund recognized no transfers between levels.

In August 2018, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

Logan Capital Large Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2018 (Unaudited)

NOTE 4 – DERIVATIVES TRANSACTIONS

The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  During the six months ended October 31, 2018, the Fund did not hold any derivative instruments.

NOTE 5 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended October 31, 2018, Logan Capital Management, Inc. (the “Advisor”) provided the Fund with investment management services under an investment advisory agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.65% for the Fund based upon the average daily net assets of the Fund.  For the six months ended October 31, 2018, the Fund incurred $106,930 in advisory fees.  Advisory fees payable at October 31, 2018 for the Fund were $14,934.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that the net annual operating expenses (excluding Acquired Fund Fees and Expenses, taxes, interest and dividends on securities sold short and extraordinary expenses) do not exceed the following amounts of the average daily net assets for each class of shares:

Investor Class	1.49%
Institutional Class	1.24%

The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended October 31, 2018, the Advisor reduced its fees and absorbed Fund expenses in the amount of $9,897 for the Fund.  Cumulative expenses subject to recapture expire as follows:

			May 2021 –
4/30/2019	4/30/2020	4/30/2021	Oct. 2021	Total
$55,809	$59,373	$40,819	$9,897	$165,898

Logan Capital Large Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2018 (Unaudited)

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, serves as the Fund’s administrator, fund accountant, and transfer agent.  In those capacities, Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied of the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund.  Both the Distributor and Custodian are affiliates of the Administrator.

For the six months ended October 31, 2018, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody and Chief Compliance Officer fees:

Administration & fund accounting	$43,435
Custody	2,948
Transfer agency(a)	15,258
Chief Compliance Officer	4,537

(a) Does not include out-of-pocket expenses.

At October 31, 2018, the Fund had payables due to Fund Services for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration & fund accounting	$22,061
Custody	1,149
Transfer agency(a)	7,701
Chief Compliance Officer	2,288

(a) Does not include out-of-pocket expenses.

NOTE 6 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Investor Class shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended October 31, 2018, the Fund incurred distribution expenses on its Investor Class shares of $12,435.

Logan Capital Large Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2018 (Unaudited)

NOTE 7 – SECURITIES TRANSACTIONS

For the six months ended October 31, 2018, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

Purchases	Sales
$1,324,830	$784,697

There were no purchases or sales of long-term U.S. Government securities.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2018, the Fund’s most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$16,512,722
Gross unrealized appreciation	14,604,743
Gross unrealized depreciation	(946,795)
Net unrealized appreciation	13,657,948
Undistributed long-term capital gain	508,490
Total distributable earnings	508,490
Other accumulated gains/(losses)	(64,595)
Total accumulated earnings/(losses)	$14,101,843

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales and post 30 wash sales.

At April 30, 2018, the fund deferred, on a tax basis, ordinary late year losses of $64,595.

NOTE 9 – PRINCIPAL RISKS

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, market price, yield, and total return. The Fund’s prospectus provided additional information regarding these and other risks of investing in the Fund at the time of initial public offering of the Fund’s shares.

Market Risk.  The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices such as bonds and money market instruments. The value of a Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

Equity Risk.  The equity securities held by a Fund may experience sudden, unpredictable drops in value or long periods of decline in value that could affect the value of the Fund’s shares and the total return on your investment. This may occur because of factors that affect the securities market generally, such as adverse changes in: economic conditions, the general outlook for corporate earnings, interest rates, or investor

Logan Capital Large Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2018 (Unaudited)

sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

Foreign Securities and Emerging Markets Risk.  Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect a Fund’s investments. Securities markets of other countries are generally smaller than U.S. securities markets. The exchange rates between U.S. dollar and foreign currencies might fluctuate, which could negatively affect the value of a Fund’s investments.

Foreign securities are also subject to higher political, social and economic risks. These risks include, but are not limited to, a downturn in the country’s economy, excessive taxation, political instability, and expropriation of assets by foreign governments. Compared to the U.S., foreign governments and markets often have less stringent accounting, disclosure, and financial reporting requirements.

In addition, the Fund may invest in emerging markets. Emerging markets are those of countries with immature economic and political structures. These markets are more volatile than the markets of developed countries.

Initial Public Offering Risk.  The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.

Sector Emphasis Risk.  The Advisor’s value investment strategy of identifying investment opportunities through a bottom-up process emphasizing internally generated fundamental research, may from time to time result in the Fund investing significant amounts of its portfolio in securities of issuers principally engaged in the same or related businesses. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect a single business or a group of related businesses. Sector emphasis risk is the risk that the securities of companies in such business or businesses, if comprising a significant portion of the Fund’s portfolios, could react in some circumstances negatively to these or other developments and adversely affect the value of the portfolio to a greater extent than if such business or businesses comprised a lesser portion of the Fund’s portfolio.

Logan Capital Large Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2018 (Unaudited)

NOTE 10 – SUBSEQUENT EVENT

The President, Chief Executive Officer and Principal Executive Officer of the Trust resigned on October 25, 2018. The Board appointed Mr. Jeffrey T. Rauman, Senior Vice President, U.S. Bancorp Fund Services, LLC, as the new President, Chief Executive Officer and Principal Executive Officer of the Trust at its December 2018 Board meeting. During the interim period, in accordance with the Trust's governing documents, the Vice Presidents of the Trust were authorized to carry out the duties of the President.

Logan Capital Large Cap Growth Fund

EXPENSE EXAMPLE
October 31, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from May 1, 2018 to October 31, 2018.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Logan Capital Large Cap Growth Fund
EXPENSE EXAMPLE (Continued)
October 31, 2018 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	5/1/2018	10/31/2018	5/1/2018 – 10/31/2018
Actual
Investor Class	$1,000.00	$ 991.80	$7.48
Institutional Class	$1,000.00	$ 992.80	$6.23

Hypothetical (5% return
before expenses)
Investor Class	$1,000.00	$1,017.69	$7.58
Institutional Class	$1,000.00	$1,018.95	$6.31

(1)
Expenses are equal to the Investor Class and Institutional Class fund shares’ annualized expense ratios of 1.49% and 1.24%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period of operation).

Logan Capital Large Cap Growth Fund

NOTICE TO SHAREHOLDERS
at October 31, 2018 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-215-1200 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-215-1200.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available, upon request, by calling 1-855-215-1200.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-215-1200 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Logan Capital Large Cap Growth Fund

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Investment Advisor
Logan Capital Management, Inc.
6 Coulter Avenue, Suite 2000
Ardmore, Pennsylvania  19003

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202
(855) 215-1200

Custodian
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania  19102

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York  10103

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust
By (Signature and Title)*    /s/ Jeffrey T. Rauman
 Jeffrey T. Rauman, President/Chief Executive Officer/Principal
 Executive Officer

Date   1/2/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal
Executive Officer

Date   1/2/2019

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal Financial Officer

Date   1/2/2019

* Print the name and title of each signing officer under his or her signature.